Note 6 - Notes Payable (Details Narrative) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Interest rate	5.00%
Accumulated interest	$ 34,169
Interest payable, included in accounts payable	$ 111,173	$ 77,004